Comprehensive Income or Loss (Notes)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Comprehensive Income or Loss

(15)	Comprehensive Income or Loss
The following table presents changes in the components of accumulated other comprehensive income or loss, net of tax (in millions):

	Foreign Currency Translation	Derivative Instruments	Defined Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2011	$(12.6)	$(8.3)	$1.1	$(19.8)
Net unrealized loss arising during the period	(50.0)	(1.5)	(13.8)	(65.3)
Reclassification of loss into earnings	—	4.6	0.3	4.9
Balance at December 31, 2011	(62.6)	(5.2)	(12.4)	(80.2)
Net unrealized loss arising during the period	35.3	0.5	(9.2)	26.6
Reclassification of loss into earnings	—	3.4	0.8	4.2
Balance at December 31, 2012	(27.3)	(1.3)	(20.8)	(49.4)
Net unrealized gain arising during the period	40.6	2.6	10.6	53.8
Reclassification of (gain) loss into earnings	—	(3.4)	1.5	(1.9)
Balance at December 31, 2013	$13.3	$(2.1)	$(8.7)	$2.5

The following table presents details about reclassifications out of accumulated other comprehensive income or loss by component (in millions):

	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)
Details about Accumulated Other Comprehensive Income or Loss Components	Year Ended	Affected Line Item in Statement of Operations
	December 31, 2013
Derivative instruments:
Foreign currency forward contracts	$(0.6)	Interest expense
Foreign currency forward contracts	(0.4)	Loss on extinguishment of long-term debt
Foreign currency forward contracts	5.5	Cost of goods sold
	4.5	Total before tax
	(1.1)	Tax (expense) benefit
	3.4	Net of tax
Defined benefit pensions:
Net actuarial loss	$(2.1)	Selling, general and administrative expenses (Note 12)
	(2.1)	Total before tax
	0.6	Tax (expense) benefit
	(1.5)	Net of tax
Total reclassifications for the period	$1.9	Net of tax

The following table presents the income tax effects of the components of comprehensive income or loss (in millions):

	Year Ended December 31,
	2013	2012	2011
Derivative instruments:
Benefit (provision) arising during the period	$(0.9)	$(0.2)	$1.0
Reclassification of provision (benefit) into earnings	1.1	(1.9)	(2.9)
Defined benefit plans:
(Provision) benefit arising during the period	(4.4)	2.7	7.2
Reclassification of benefit into earnings	(0.6)	(0.2)	(0.2)